Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom Income Fund	Sep. 08, 2023
Fidelity Advisor Freedom Income Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.31%)
Past 5 years	1.77%
Since Inception	2.17%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.17%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Since Inception	2.24%	[1]

[1]	AFrom June 6, 2017.